UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-334
                                   -------

                     FRANKLIN CAPITAL GROWTH FUND
                     ----------------------------
        (Exact name of registrant as specified in charter)

        ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

    Registrant's telephone number, including area code: (650) 312-2000
                                                        --------------
Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

JUNE 30, 2003

ANNUAL REPORT AND SHAREHOLDER LETTER                    GROWTH



                                    FRANKLIN
                              CAPITAL GROWTH FUND


WANT TO RECEIVE THIS DOCUMENT
FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                                 [LOGO OMITTED]

                            FRANKLIN(C) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE



Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[PHOTO OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ...................    1

ANNUAL REPORT

Franklin Capital Growth Fund..........    3


Performance Summary ..................    6

Financial Highlights &
Statement of .........................   12
Investments

Financial Statements .................   21

Notes to Financial ...................   25
Statements

Independent Auditors' Report .........   31

Board Members and Officers ...........   32


--------------------------------------------------------------------------------

Annual Report

Franklin Capital Growth Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.

This annual report for Franklin Capital Growth Fund covers the year ended June 30, 2003. The 12 months under review were volatile for equity markets. Several factors weighed heavily on investors, including the Iraq war and concerns about an economic recovery with higher energy prices, little to no job creation and weakening consumer confidence. With a shorter-than-expected war and the geopolitical climate settling down, consumer attitudes began to stabilize toward period-end. Energy prices started to come down a little, directly impacting the consumer.

The Federal Reserve Board once again played a critical role, using aggressive monetary stimulus by cutting the federal funds target rate in November 2002 and again in June 2003. At period-end, with this rate at just 1.00% -- the lowest level in 45 years -- consumers were provided further incentive to consolidate debt, take on low-cost debt service or purchase a new home. Consequently, record refinancing activity helped sustain a strong housing market. The Bush administration's new tax plan, set in motion in the spring of 2003, may also have a positive impact on consumers' ability to spend and save. Meanwhile, corporate America was dutifully focused on cost cutting, which translated into improving corporate earnings.

Investors, anticipating higher corporate profits and interest rate cuts, helped stabilize the three-year equity bear market with a stock market rally during the latter half of the reporting period, according to our analysis. After experiencing double-digit losses through the first half of the reporting period, the Fund's benchmark Standard & Poor's 500 Composite Index (S&P 500) and the Russell 1000(R) Index rebounded strongly into positive territory and returned 0.25% and 0.95% for the year ended June 30, 2003.1 Franklin Capital Growth Fund
- Class A posted a +1.23% cumulative total return for the year ended June 30, 2003, as shown in the Performance Summary beginning on page 6. Although we are more focused on



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of equity performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index as of 6/30/03. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.



                                                              Annual Report | 3
long-term results, we were pleased to have outperformed the benchmark indexes within this difficult economic and equity market environment.

In managing the Fund, we focused on leading companies with strong business models in sectors that have superior secular growth trends, according to our analysis. We sought to remain broadly diversified among sectors, with emphasis on individual opportunities that offered attractive total return prospects, in our opinion.

Several areas benefited the Fund's performance over the past year. Our overweighted position in electronic technology relative to the Russell 1000 Index performed well as semiconductor and communication equipment sectors rebounded from depressed levels. Fund holding Linear Technology, a leading integrated circuit manufacturer, bounced back from negative territory to return 3.0% for the reporting period. Our shares of Cisco Systems, a leading communications equipment manufacturer targeting the enterprise market, gained 20.4% for the year under review.

Two other sectors that aided the Fund were consumer and commercial services, some of which benefited from increased advertising spending by retailers and consumer products companies. Omnicom, a large advertising and communications services company, posted strong performance during the period. We maintained an overweighted position in the freight forwarding/logistics industry due to favorable globalization trends and increased outsourcing. On the energy front, we positioned the portfolio seeking to take advantage of these stocks if they perform well given their tight supply/demand outlook.

Other areas of strength included the biotechnology sector, where Fund shares of Amgen realized a gain of 57.4% during the year under review; and pharmaceuticals, where our patience began to pay off following a period of generally declining stock valuations amid what we perceived as short-term concerns, including delayed new drug approvals by the U.S. Food and Drug Administration. For example, in the latter half of the reporting period we initiated a position in pharmaceutical manufacturer Wyeth that performed well in 2003's second quarter and also grew to become one the Fund's largest positions by period-end. We also increased the portfolio's overall pharmaceuticals weighting due to attractive valuations and the long-term growth opportunities we found.

Areas that lagged the overall stock market included aerospace and defense, consumer staples and financial services-related sectors. These more defensive sectors underperformed after several years of good performance and full valuations, in our analysis. We used recent weakness in Coca-Cola to add to the position at a very attractive valuation, in our opinion. Many financial services companies suffered

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 6/30/03

Electronic Technology                      16.7%
Finance                                    13.8%
Health Technology                          11.9%
Technology Services                         7.6%
Consumer Services                           6.0%
Consumer Non-Durables                       5.6%
Retail Trade                                4.9%
Energy Minerals                             4.2%
Producer Manufacturing                      4.0%
Transportation                              3.2%
Health Services                             3.0%
Commercial Services                         3.0%
Process Industries                          2.6%
Industrial Services                         2.1%
Other                                       1.3%
Short-Term Investments & Other Net Assets  10.1%

4| Annual Report
from credit quality concerns, and intensified scrutiny of investment banks and government-sponsored enterprises after revelations of improprieties. Among our disappointing positions were AIG, a diversified insurance company, and Fannie Mae, one of the largest providers of mortgage funding.

Consistent with our long-term focus, in this tough geopolitical and economic environment, we sought opportunities to initiate and build existing positions in what we considered leading companies with strong long-term growth prospects, excellent management teams and strong profit models at attractive valuations. Valuations for some of the leading blue chip growth companies declined to low valuation levels during the year under review, in our analysis. We sought to use weakness in the pharmaceuticals sector to increase our weighting in Merck, Wyeth and Abbott Laboratories. Other blue chip companies we purchased due to attractive valuations included Applied Materials, Home Depot and Morgan Stanley Dean Witter.

Thank you for your participation in Franklin Capital Growth Fund. We welcome your comments and look forward to serving your future investment needs.

[PHOTO OMITTED]

/S/SIGNATURE

Serena Perin Vinton, CFA

Portfolio Manager
Franklin Capital Growth Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
6/30/03

COMPANY                      % OF TOTAL
SECTOR/INDUSTRY              NET ASSETS
---------------------------------------
Microsoft Corp.                   2.2%
   TECHNOLOGY SERVICES
Pfizer Inc.                       2.1%
   HEALTH TECHNOLOGY
Wyeth                             2.0%
   HEALTH TECHNOLOGY
Merck & Co. Inc.                  1.7%
   HEALTH TECHNOLOGY
Abbott Laboratories               1.6%
   HEALTH TECHNOLOGY
Amgen Inc.                        1.5%
   HEALTH TECHNOLOGY
Coca-Cola Co.                     1.5%
   CONSUMER NON-DURABLES
Applied Materials Inc.            1.4%
   ELECTRONIC TECHNOLOGY
Mettler-Toledo International Inc.
  (Switzerland)                   1.4%
   PRODUCER MANUFACTURING
Robert Half International Inc.    1.4%
   COMMERCIAL SERVICES
                                                               Annual Report | 5

Performance Summary as of 6/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A                                 CHANGE        6/30/03        6/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.11         $9.06          $8.95
--------------------------------------------------------------------------------
CLASS B                                 CHANGE        6/30/03        6/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.05         $8.79          $8.74
--------------------------------------------------------------------------------
CLASS C                                 CHANGE        6/30/03        6/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.04         $8.70          $8.66
--------------------------------------------------------------------------------
CLASS R                                 CHANGE        6/30/03        6/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.09         $9.03          $8.94
--------------------------------------------------------------------------------
ADVISOR CLASS                           CHANGE        6/30/03        6/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.14         $9.12          $8.98



6| Past performance does not guarantee future results. | Annual Report

PERFORMANCE


-----------------------------------------------------------------------------------------
Class A                                      1-Year         5-Year           10-Year
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    +1.23%         -0.76%          +143.92%
Average Annual Total Return 2                -4.63%         -1.33%            +8.68%
Value of $10,000 Investment 3                $9,537         $9,354           $22,996
-----------------------------------------------------------------------------------------
Class B                                      1-Year         3-Year     Inception (1/1/99)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    +0.57%        -43.45%            -4.22%
Average Annual Total Return 2                -3.43%        -18.08%            -1.35%
Value of $10,000 Investment 3                $9,657         $5,498            $9,408
-----------------------------------------------------------------------------------------
Class C                                      1-Year        5-Year      Inception (5/1/95)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    +0.46%         -4.47%           +98.25%
Average Annual Total Return 2                -1.56%         -1.11%            +8.60%
Value of $10,000 Investment 3                $9,844         $9,458           $19,619
-----------------------------------------------------------------------------------------
Class R                                      1-Year                    Inception (1/1/02)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    +1.01%                          -16.25%
Average Annual Total Return 2                +0.01%                          -11.82%
Value of $10,000 Investment 3               $10,001                           $8,291
-----------------------------------------------------------------------------------------
Advisor Class 4                              1-Year         5-Year           10-Year
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                    +1.56%         +0.57%          +150.89%
Average Annual Total Return 2                +1.56%         +0.11%            +9.63%
Value of $10,000 Investment 3               $10,156        $10,057           $25,089



ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

         Annual Report | Past performance does not guarantee future results. | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS A                             6/30/03
-------------------------------------------
1-Year                               -4.63%
5-Year                               -1.33%
10-Year                              +8.68%

CLASS A (7/1/93-6/30/03)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:

             Franklin Capital
    Date   Growth Fund - Class A            S&P 500 5             Russell 1000 5
--------------------------------------------------------------------------------
  07/01/93        9,428                       10,000                  10,000
                  9,298                        9,960                   9,969
                  9,727                       10,337                  10,353
                  9,584                       10,258                  10,324
                  9,896                       10,470                  10,460
                 10,078                       10,371                  10,317
                 10,045                       10,496                  10,505
                 10,339                       10,853                  10,825
                 10,368                       10,559                  10,540
                  9,795                       10,100                  10,090
                  9,898                       10,229                  10,211
                  9,839                       10,396                  10,347
                  9,647                       10,141                  10,070
                  9,780                       10,474                  10,398
                 10,178                       10,902                  10,837
                  9,972                       10,636                  10,584
                 10,134                       10,874                  10,784
                  9,898                       10,478                  10,396
                  9,906                       10,633                  10,545
                  9,906                       10,909                  10,818
                 10,267                       11,333                  11,258
                 10,660                       11,668                  11,548
                 10,906                       12,011                  11,855
                 11,349                       12,490                  12,310
                 11,941                       12,780                  12,636
                 12,436                       13,203                  13,119
                 12,518                       13,236                  13,217
                 12,963                       13,794                  13,762
                 12,667                       13,744                  13,700
                 13,046                       14,346                  14,311
 12/31/1995      13,169                       14,623                  14,528
                 13,468                       15,121                  14,998
                 13,697                       15,261                  15,193
                 13,697                       15,408                  15,329
                 14,401                       15,634                  15,562
                 14,683                       16,036                  15,936
                 14,587                       16,097                  15,953
                 13,598                       15,385                  15,184
                 14,199                       15,710                  15,597
                 15,153                       16,593                  16,474
                 15,294                       17,051                  16,838
                 16,530                       18,338                  18,081
                 16,193                       17,975                  17,788
                 17,270                       19,097                  18,843
                 16,713                       19,248                  18,914
                 16,193                       18,459                  18,063
                 17,047                       19,559                  19,040
                 18,477                       20,748                  20,259
                 18,927                       21,677                  21,098
                 20,473                       23,401                  22,823
                 19,896                       22,090                  21,746
                 21,237                       23,299                  22,938
                 20,231                       22,520                  22,195
                 20,418                       23,563                  23,158
                 20,503                       23,968                  23,628
                 20,503                       24,232                  23,803
                 22,166                       25,979                  25,500
                 22,903                       27,309                  26,785
                 23,366                       27,585                  27,061
                 22,355                       27,111                  26,477
  6/30/1998      23,172                       28,211                  27,456
                 22,392                       27,912                  27,127
                 18,090                       23,882                  23,071
                 18,702                       25,413                  24,624
                 20,304                       27,479                  26,569
                 21,422                       29,144                  28,214
                 23,208                       30,823                  30,011
                 24,459                       32,111                  31,083
                 23,297                       31,112                  30,097
                 24,347                       32,357                  31,250
                 25,196                       33,609                  32,556
                 24,526                       32,816                  31,853
                 26,186                       34,637                  33,478
                 25,872                       33,556                  32,456
                 25,939                       33,389                  32,151
                 25,782                       32,474                  31,267
                 28,453                       34,529                  33,368
                 30,427                       35,230                  34,226
                 35,379                       37,305                  36,290
                 35,332                       35,433                  34,806
                 39,430                       34,763                  34,712
                 40,085                       38,163                  37,874
                 38,119                       37,014                  36,613
                 36,761                       36,255                  35,664
                 39,828                       37,151                  36,574
                 39,500                       36,571                  35,967
                 44,066                       38,842                  38,628
                 42,248                       36,792                  36,836
                 40,187                       36,637                  36,394
                 34,005                       33,750                  33,067
 12/31/2000      35,538                       33,915                  33,467
                 36,419                       35,119                  34,569
                 31,360                       31,920                  31,343
                 28,509                       29,899                  29,262
                 31,758                       32,220                  31,612
                 31,758                       32,436                  31,827
                 30,353                       31,647                  31,108
                 29,194                       31,337                  30,681
                 26,925                       29,379                  28,813
                 23,889                       27,008                  26,370
                 24,848                       27,524                  26,918
                 26,715                       29,635                  28,991
                 27,325                       29,895                  29,301
                 26,488                       29,459                  28,929
                 25,422                       28,890                  28,353
                 26,652                       29,977                  29,518
                 25,256                       28,160                  27,827
                 24,849                       27,955                  27,582
                 22,717                       25,964                  25,547
                 20,788                       23,942                  23,656
                 20,966                       24,097                  23,779
                 18,986                       21,480                  21,225
                 20,407                       23,368                  22,989
                 21,651                       24,742                  24,334
                 20,382                       23,290                  22,957
                 19,900                       22,682                  22,401
                 19,646                       22,342                  22,054
                 19,824                       22,556                  22,283
                 21,524                       24,415                  24,082
                 22,895                       25,699                  25,454
  6/30/2003      22,996                       26,028                  25,790



AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS B                             6/30/03
-------------------------------------------
1-Year                               -3.43%
3-Year                              -18.08%
Since Inception (1/1/99)             -1.35%

CLASS B (1/1/99-6/30/03)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:

             Franklin Capital
    Date   Growth Fund - Class B             S&P 500 5          Russell 1000 5
--------------------------------------------------------------------------------
  1/1/1999         10,000                     10,000                10,000
                   10,520                     10,418                10,357
                   10,019                     10,094                10,029
                   10,452                     10,498                10,413
                   10,818                     10,904                10,848
                   10,520                     10,647                10,614
                   11,223                     11,238                11,155
                   11,088                     10,887                10,815
                   11,107                     10,833                10,713
                   11,030                     10,536                10,419
                   12,161                     11,203                11,119
                   13,002                     11,430                11,404
                   15,099                     12,103                12,092
  1/31/2000        15,069                     11,496                11,598
                   16,814                     11,278                11,566
                   17,076                     12,381                12,620
                   16,219                     12,009                12,200
                   15,634                     11,763                11,884
                   16,935                     12,053                12,187
                   16,784                     11,865                11,984
                   18,721                     12,602                12,871
                   17,934                     11,937                12,274
                   17,056                     11,886                12,127
                   14,414                     10,950                11,018
                   15,057                     11,003                11,152
                   15,425                     11,394                11,519
                   13,278                     10,356                10,444
  3/31/2001        12,063                      9,700                 9,750
                   13,429                     10,453                10,533
                   13,429                     10,523                10,605
                   12,822                     10,268                10,365
                   12,323                     10,167                10,223
                   11,368                      9,532                 9,601
                   10,067                      8,762                 8,787
                   10,468                      8,930                 8,969
                   11,249                      9,615                 9,660
                   11,506                      9,699                 9,763
                   11,147                      9,558                 9,639
                   10,689                      9,373                 9,448
                   11,201                      9,726                 9,836
                   10,613                      9,136                 9,272
                   10,427                      9,069                 9,191
  6/30/2002         9,523                      8,424                 8,512
                    8,717                      7,768                 7,882
                    8,782                      7,818                 7,923
                    7,943                      6,969                 7,072
                    8,532                      7,582                 7,660
                    9,055                      8,027                 8,108
                    8,510                      7,556                 7,649
                    8,303                      7,359                 7,464
                    8,194                      7,249                 7,349
                    8,259                      7,318                 7,425
                    8,978                      7,921                 8,024
                    9,534                      8,338                 8,482
  6/30/2003         9,408                      8,445                 8,594



8| Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS C                             6/30/03
-------------------------------------------
1-Year                               -1.56%
5-Year                               -1.11%
Since Inception (5/1/95)             +8.60%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:

CLASS C (5/1/95-6/30/03)

                    Franklin Capital
    Date          Growth Fund - Class C     S&P 500 5        Russell 1000 5
--------------------------------------------------------------------------------
    5/1/1995              9896                10000              10000
                          10298               10399              10384
                          10843               10640              10659
                          11262               10992              11066
                          11322               11020              11149
                          11726               11485              11609
                          11457               11444              11556
                          11786               11945              12072
                          11901               12175              12255
                          12156               12589              12651
                          12363               12706              12816
                          12347               12828              12931
                          12968               13017              13128
                          13223               13352              13443
                          13113               13402              13457
                          12221               12810              12809
                          12747               13080              13157
                          13607               13815              13897
                          13719               14197              14204
                          14818               15268              15252
                          14501               14966              15005
                          15453               15900              15895
                          14969               16026              15955
                          14484               15369              15237
                          15236               16285              16061
   5/31/1997              16506               17275              17089
                          16907               18049              17797
                          18260               19483              19253
                          17742               18392              18344
                          18928               19398              19349
                          17993               18750              18722
                          18176               19619              19535
                          18240               19956              19931
                          18221               20176              20079
                          19690               21630              21510
                          20330               22738              22595
                          20725               22967              22827
                          19803               22572              22334
                          20537               23489              23161
                          19821               23240              22883
                          16000               19884              19462
                          16546               21159              20772
                          17939               22879              22412
                          18918               24265              23800
                          20494               25663              25316
                          21571               26736              26220
                          20533               25904              25388
                          21431               26940              26361
                          22190               27983              27463
                          21571               27322              26870
   6/30/1999              23024               28839              28240
                          22724               27939              27379
                          22784               27799              27121
                          22624               27038              26375
                          24962               28749              28148
                          26681               29333              28871
                          30979               31060              30612
                          30916               29501              29360
                          34504               28944              29281
                          35047               31774              31948
                          33294               30818              30884
                          32105               30186              30084
                          34734               30932              30852
                          34442               30449              30340
                          38405               32340              32585
                          36778               30633              31073
                          34963               30504              30700
                          29560               28100              27894
                          30868               28238              28231
                          31631               29240              29160
                          27209               26576              26440
                          24717               24894              24684
                          27523               26826              26666
                          27501               27006              26847
   6/30/2001              26266               26349              26241
                          25256               26091              25881
                          23280               24461              24305
                          20654               22487              22244
                          21462               22916              22707
                          23056               24674              24455
                          23565               24891              24717
                          22844               24527              24403
                          21919               24054              23917
                          22956               24959              24900
                          21739               23446              23473
                          21355               23275              23267
                          19529               21618              21550
                          17860               19934              19955
                          18018               20063              20059
                          16281               17884              17904
                          17499               19456              19392
                          18559               20600              20527
                          17454               19391              19365
                          17026               18885              18896
                          16800               18602              18603
                          16935               18780              18797
                          18379               20328              20314
                          19529               21397              21472
   6/30/2003              19619               21671              21755


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS R                             6/30/03
-------------------------------------------
1-Year                               +0.01%
Since Inception (1/1/02)            -11.82%

CLASS R (1/1/02-6/30/03)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:

                   Franklin Capital
    Date        Growth Fund - Class R    S&P 500 5         Russell 1000 5
-------------------------------------------------------------------------------
    1/1/2002           10,000              10,000              10,000
                        9,676               9,854               9,873
                        9,287               9,664               9,677
                        9,738              10,027              10,074
                        9,228               9,420               9,497
                        9,070               9,351               9,413
   6/30/2002            8,291               8,685               8,719
                        7,586               8,008               8,074
                        7,652               8,060               8,115
                        6,929               7,185               7,244
                        7,448               7,817               7,846
                        7,894               8,276               8,305
   12/31/2002           7,429               7,790               7,835
                        7,253               7,587               7,645
                        7,161               7,473               7,527
                        7,216               7,545               7,605
                        7,847               8,167               8,219
                        8,338               8,596               8,687
   6/30/2003            8,291               8,706               8,802







         Annual Report | Past performance does not guarantee future results. | 9

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
ADVISOR CLASS 4                     6/30/03
-------------------------------------------
1-Year                               +1.56%
5-Year                               +0.11%
10-Year                              +9.63%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:

                  Franklin Capital
    Date     Growth Fund - Advisor Class     S&P 500 5         Russell 1000 5
-------------------------------------------------------------------------------
  07/01/93            10,000                  10,000               10,000
                       9,862                   9,960                9,969
                      10,317                  10,337               10,353
                      10,166                  10,258               10,324
                      10,497                  10,470               10,460
                      10,690                  10,371               10,317
                      10,654                  10,496               10,505
                      10,966                  10,853               10,825
                      10,998                  10,559               10,540
                      10,389                  10,100               10,090
                      10,498                  10,229               10,211
                      10,436                  10,396               10,347
                      10,232                  10,141               10,070
                      10,373                  10,474               10,398
                      10,796                  10,902               10,837
                      10,577                  10,636               10,584
                      10,749                  10,874               10,784
                      10,498                  10,478               10,396
                      10,507                  10,633               10,545
                      10,507                  10,909               10,818
                      10,890                  11,333               11,258
                      11,307                  11,668               11,548
                      11,568                  12,011               11,855
                      12,038                  12,490               12,310
                      12,666                  12,780               12,636
                      13,190                  13,203               13,119
                      13,278                  13,236               13,217
                      13,750                  13,794               13,762
                      13,435                  13,744               13,700
                      13,838                  14,346               14,311
 12/31/1995           13,968                  14,623               14,528
                      14,285                  15,121               14,998
                      14,528                  15,261               15,193
                      14,528                  15,408               15,329
                      15,275                  15,634               15,562
                      15,574                  16,036               15,936
                      15,473                  16,097               15,953
                      14,424                  15,385               15,184
                      15,061                  15,710               15,597
                      16,072                  16,593               16,474
                      16,222                  17,051               16,838
                      17,533                  18,338               18,081
                      17,175                  17,975               17,788
                      18,530                  19,097               18,843
                      17,952                  19,248               18,914
                      17,394                  18,459               18,063
                      18,310                  19,559               19,040
                      19,845                  20,748               20,259
                      20,347                  21,677               21,098
                      21,987                  23,401               22,823
                      21,386                  22,090               21,746
                      22,828                  23,299               22,938
                      21,748                  22,520               22,195
                      21,968                  23,563               23,158
                      22,040                  23,968               23,628
                      22,062                  24,232               23,803
                      23,827                  25,979               25,500
                      24,642                  27,309               26,785
                      25,140                  27,585               27,061
                      24,031                  27,111               26,477
  6/30/1998           24,949                  28,211               27,456
                      24,089                  27,912               27,127
                      19,461                  23,882               23,071
                      20,142                  25,413               24,624
                      21,867                  27,479               26,569
                      23,069                  29,144               28,214
                      25,014                  30,823               30,011
                      26,360                  32,111               31,083
                      25,134                  31,112               30,097
                      26,240                  32,357               31,250
                      27,177                  33,609               32,556
                      26,456                  32,816               31,853
                      28,250                  34,637               33,478
                      27,911                  33,556               32,456
                      27,984                  33,389               32,151
                      27,838                  32,474               31,267
                      30,717                  34,529               33,368
                      32,870                  35,230               34,226
                      38,211                  37,305               36,290
                      38,162                  35,433               34,806
                      42,611                  34,763               34,712
                      43,344                  38,163               37,874
                      41,194                  37,014               36,613
                      39,752                  36,255               35,664
                      43,088                  37,151               36,574
                      42,734                  36,571               35,967
                      47,687                  38,842               38,628
                      45,727                  36,792               36,836
                      43,500                  36,637               36,394
                      36,823                  33,750               33,067
 12/31/2000           38,491                  33,915               33,467
                      39,442                  35,119               34,569
                      34,003                  31,920               31,343
                      30,909                  29,899               29,262
                      34,448                  32,220               31,612
                      34,448                  32,436               31,827
                      32,922                  31,647               31,108
                      31,694                  31,337               30,681
                      29,237                  29,379               28,813
                      25,916                  27,008               26,370
                      26,981                  27,524               26,918
                      29,029                  29,635               28,991
                      29,685                  29,895               29,301
                      28,777                  29,459               28,929
                      27,623                  28,890               28,353
                      28,965                  29,977               29,518
                      27,453                  28,160               27,827
                      27,014                  27,955               27,582
                      24,704                  25,964               25,547
                      22,642                  23,942               23,656
                      22,834                  24,097               23,779
                      20,660                  21,480               21,225
                      22,201                  23,368               22,989
                      23,578                  24,742               24,334
                      22,203                  23,290               22,957
                      21,682                  22,682               22,401
                      21,406                  22,342               22,054
                      21,599                  22,556               22,283
                      23,469                  24,415               24,082
                      24,955                  25,699               25,454
  6/30/2003           25,089                  26,028               25,790



10| Past performance does not guarantee future results. | Annual Report

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MOST VOLATILE SECTORS IN THE MARKET AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. SMALLER-COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +46.07% and +6.01%.
5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity market performance. The Russell 1000 Index is market capitalization-weighted and measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index, as of 6/30/03.


        Annual Report | Past performance does not guarantee future results. | 11

Franklin Capital Growth Fund
FINANCIAL HIGHLIGHTS

                                                                  ----------------------------------------------------------------
                                                                                           YEAR ENDED JUNE 30,
CLASS A                                                                2003      2002         2001          2000         1999
                                                                  ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................   $    8.95   $  12.04    $     17.00   $    11.67   $      10.99
                                                                  ----------------------------------------------------------------
Income from investment operations:

   Net investment income a.....................................         .03        .04            .04          .01            .06

   Net realized and unrealized gains (losses) .................         .08      (3.05)         (3.95)        5.90           1.25
                                                                  ----------------------------------------------------------------
Total from investment operations ..............................         .11      (3.01)         (3.91)        5.91           1.31
                                                                  ----------------------------------------------------------------
Less distributions from:

   Net investment income ......................................          --       (.02)          (.03)        (.01)          (.05)

   Net realized gains .........................................          --       (.05)         (1.02)        (.57)          (.58)

   Tax return of capital ......................................          --       (.01)            --           --             --

Total distributions ...........................................          --       (.08)         (1.05)        (.58)          (.63)
                                                                  ----------------------------------------------------------------
Net asset value, end of year ..................................   $    9.06   $   8.95    $     12.04   $    17.00   $      11.67
                                                                  ----------------------------------------------------------------
Total return b ................................................       1.23%   (25.16)%       (23.79)%       52.09%         13.01%
                                                                  ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................   $ 936,927   $855,624    $ 1,058,405   $1,165,175   $    708,607

Ratios to average net assets:

   Expenses ...................................................       1.04%       .94%           .90%         .91%           .92%

   Net investment income ......................................        .32%       .34%           .28%         .06%           .57%

Portfolio turnover rate .......................................      52.16%     54.28%         46.19%       49.30%         45.99%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

12| Annual Report

Franklin Capital Growth Fund
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       ------------------------------------------------------------
                                                                                                 YEAR ENDED JUNE 30,
CLASS B                                                                    2003       2002         2001       2000        1999 C
                                                                       ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................................   $   8.74    $   11.82   $   16.78   $   11.61    $   10.39
                                                                       ------------------------------------------------------------
Income from investment operations:

   Net investment income (loss) a ..................................      (.03)         (.04)       (.06)       (.10)        (.01)

   Net realized and unrealized gains (losses) ......................        .08        (2.99)      (3.88)       5.84         1.28
                                                                       ------------------------------------------------------------
Total from investment operations ...................................        .05        (3.03)      (3.94)       5.74         1.27
                                                                       ------------------------------------------------------------
Less distributions from:

   Net investment income ...........................................         --           --          --          --         (.05)

   Net realized gains ..............................................         --         (.05)      (1.02)       (.57)          --
                                                                       ------------------------------------------------------------
Total distributions ................................................         --         (.05)      (1.02)       (.57)        (.05)
                                                                       ------------------------------------------------------------
Net asset value, end of year .......................................   $   8.79    $    8.74   $   11.82   $   16.78    $   11.61
                                                                       ------------------------------------------------------------

Total return b .....................................................       .57%     (25.73)%    (24.29)%      50.90%        12.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................   $ 60,232    $  44,041   $  31,390   $  15,229    $   1,276

Ratios to average net assets:

   Expenses ........................................................      1.79%        1.69%       1.65%       1.67%        1.56% d

   Net investment income (loss) ....................................     (.43)%       (.44)%      (.47)%      (.65)%       (.32)% d

Portfolio turnover rate ............................................     52.16%       54.28%      46.19%      49.30%       45.99%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to June 30, 1999.
dAnnualized



                                                              Annual Report | 13

Franklin Capital Growth Fund
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               -----------------------------------------------------------------
                                                                                          YEAR ENDED JUNE 30,
CLASS C                                                               2003      2002        2001        2000         1999
                                                               -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................  $     8.66   $   11.70  $   16.65   $    11.52   $     10.91
                                                               -----------------------------------------------------------------
Income from investment operations:

   Net investment income (loss) a ............................        (.03)       (.04)      (.07)        (.10)         (.02)

   Net realized and unrealized gains (losses) ................         .07       (2.95)     (3.86)        5.80          1.23
                                                               -----------------------------------------------------------------
Total from investment operations .............................         .04       (2.99)     (3.93)        5.70          1.21
                                                               -----------------------------------------------------------------
Less distributions from:

   Net investment income .....................................          --          --         --           --          (.02)

   Net realized gains ........................................          --        (.05)     (1.02)        (.57)         (.58)
                                                               -----------------------------------------------------------------
Total distributions ..........................................          --        (.05)     (1.02)        (.57)         (.60)
                                                               -----------------------------------------------------------------
Net asset value, end of year .................................  $     8.70   $    8.66  $   11.70   $    16.65   $     11.52
                                                               -----------------------------------------------------------------

Total return b ...............................................        .46%    (25.65)%   (24.38)%       50.86%        12.11%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................  $  165,339   $ 137,117  $ 183,163   $  181,087   $    87,057

Ratios to average net assets:

   Expenses ..................................................       1.79%       1.68%      1.65%        1.67%         1.68%

   Net investment income (loss) ..............................      (.43)%      (.40)%     (.47)%       (.69)%        (.25)%

Portfolio turnover rate ......................................      52.16%      54.28%     46.19%       49.30%        45.99%

aBased on average shares outstanding.
bTotal return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.



14| Annual Report

Franklin Capital Growth Fund
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           -------------------------
                                                                                              YEAR ENDED JUNE 30,
CLASS R                                                                                        2003        2002 B
                                                                                           -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................................................   $   8.94    $   10.79
                                                                                           -------------------------
Income from investment operations--net realized and unrealized gains (losses) ...........        .09        (1.84)
                                                                                           -------------------------
Less distributions from net investment income ...........................................         --         (.01) c
                                                                                           -------------------------
Net asset value, end of year ............................................................   $   9.03    $    8.94
                                                                                           -------------------------

Total return a ..........................................................................      1.01%     (17.09)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................................................   $ 19,256    $   3,524

Ratios to average net assets:

   Expenses .............................................................................      1.29%        1.19% d

   Net investment income (loss) .........................................................       .07%       (.08)% d

Portfolio turnover rate .................................................................     52.16%       54.28%

aTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
bFor the period January 1, 2002 (effective date) to June 30, 2002.
cIncludes distributions from tax return of capital in the amount of $.002. dAnnualized



                                                              Annual Report | 15

Franklin Capital Growth Fund
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       ------------------------------------------------------------
                                                                                                 YEAR ENDED JUNE 30,
ADVISOR CLASS                                                               2003       2002        2001        2000         1999
                                                                       ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................................   $    8.98    $  12.07   $   17.04   $   11.68   $     11.00
                                                                       ------------------------------------------------------------
Income from investment operations:

   Net investment income a .........................................         .05         .06         .07         .04           .08

   Net realized and unrealized gains (losses) ......................         .09       (3.05)      (3.95)       5.91          1.25
                                                                       ------------------------------------------------------------
Total from investment operations ...................................         .14       (2.99)      (3.88)       5.95          1.33
                                                                       ------------------------------------------------------------
Less distributions from:

   Net investment income ...........................................          --        (.04)       (.07)       (.02)         (.07)

   Net realized gains ..............................................          --        (.05)      (1.02)       (.57)         (.58)

   Tax return of capital ...........................................          --        (.01)          --         --            --
                                                                       ------------------------------------------------------------
Total distributions ................................................          --        (.10)      (1.09)       (.59)         (.65)
                                                                       ------------------------------------------------------------
Net asset value, end of year .......................................   $    9.12    $   8.98   $   12.07   $   17.04   $     11.68
                                                                       ------------------------------------------------------------

Total return b .....................................................       1.56%    (24.95)%    (23.59)%      52.52%        13.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................   $  75,554    $ 43,422   $  45,139   $  12,603   $     7,327

Ratios to average net assets:

   Expenses ........................................................        .79%        .69%        .65%        .67%          .70%

   Net investment income ...........................................        .57%        .58%        .55%        .30%          .80%

Portfolio turnover rate ............................................      52.16%      54.28%      46.19%      49.30%        45.99%


aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.




16| See notes to financial statements. | Annual Report

Franklin Capital Growth Fund
STATEMENT OF INVESTMENTS, JUNE 30, 2003

--------------------------------------------------------------------------------
                                                     SHARES             VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 89.6%
  COMMERCIAL SERVICES 3.0%
  Fair Isaac Inc. ..............................    125,000         $ 6,431,250
  Omnicom Group Inc. ...........................    200,000          14,340,000
a Robert Half International Inc. ...............    900,000          17,046,000
                                                                    ------------
                                                                     37,817,250
                                                                    ------------
  COMMUNICATIONS .8%
a AT&T Wireless Services Inc. ..................  1,200,000           9,852,000
                                                                    ------------
  CONSUMER DURABLES .1%
  Mattel Inc. ..................................     45,000             851,400
                                                                    ------------
  CONSUMER NON-DURABLES 5.6%
  Alberto-Culver Co., B ........................    250,000          12,775,000
  Altria Group Inc. ............................    325,000          14,768,000
  Anheuser-Busch Cos. Inc ......................    140,000           7,147,000
  Coca-Cola Co. ................................    396,400          18,396,924
  Colgate-Palmolive Co. ........................     14,000             811,300
  Estee Lauder Cos. Inc., A ....................     43,000           1,441,790
  PepsiCo Inc. .................................     31,000           1,379,500
  Procter & Gamble Co ..........................    149,800          13,359,164
                                                                    ------------
                                                                     70,078,678
                                                                    ------------
  CONSUMER SERVICES 6.0%
a Brinker International Inc. ...................    150,000           5,403,000
a Cendant Corp. ................................    700,000          12,824,000
a Clear Channel Communications Inc. ............    350,000          14,836,500
a Liberty Media Corp., A .......................     32,000             369,920
a Starbucks Corp ...............................     30,000             735,600
a Univision Communications Inc., A .............    433,000          13,163,200
a Viacom Inc., B ...............................    378,000          16,503,480
  The Walt Disney Co ...........................    600,000          11,850,000
                                                                    ------------
                                                                     75,685,700
                                                                    ------------

  DISTRIBUTION SERVICES .4%
  Cardinal Health Inc ..........................     87,000           5,594,100
                                                                    ------------

  ELECTRONIC TECHNOLOGY 16.7%
a Applied Materials Inc. .......................  1,120,000          17,763,200
a CIENA Corp. ..................................    548,640           2,847,441
a Cisco Systems Inc. ...........................    978,100          16,324,489
a Dell Computer Corp. ..........................     60,000           1,917,600
  General Dynamics Corp. .......................    185,200          13,427,000
  Intel Corp. ..................................    777,400          16,157,482
a KLA-Tencor Corp. .............................    275,000          12,784,750
a Lexmark International Inc. ...................     30,000           2,123,100
  Linear Technology Corp. ......................    468,700          15,096,827
  Lockheed Martin Corp. ........................    250,000          11,892,500
  Microchip Technology Inc. ....................    550,000          13,546,500
  Nokia Corp., ADR (Finland) ...................    759,300          12,475,299
a Novellus Systems Inc. ........................    354,600          12,985,807
a QLogic Corp. .................................    225,000          10,874,250



                                                              Annual Report | 17

Franklin Capital Growth Fund
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (CONTINUED)

--------------------------------------------------------------------------------
                                                    SHARES            VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
  Qualcomm Inc. ................................   270,000        $  9,652,500
a Tektronix Inc. ...............................   675,000          14,580,000
a Thermo Electron Corp. ........................   700,000          14,714,000
a Xilinx Inc. ..................................   433,500          10,971,885
                                                                  -------------
                                                                   210,134,630
                                                                  -------------
  ENERGY MINERALS 4.2%
  BP PLC, ADR (United Kingdom) .................   324,700          13,643,894
  Devon Energy Corp. ...........................   219,200          11,705,280
  Exxon Mobil Corp. ............................   355,000          12,748,050
a Pioneer Natural Resources Co. ................   375,000           9,787,500
a Premcor Inc. .................................   250,000           5,387,500
                                                                  -------------
                                                                    53,272,224
                                                                  -------------

  FINANCE 13.2%
  American International Group Inc .............   281,812          15,550,386
  Bank of New York Co. Inc. ....................   350,000          10,062,500
  Citigroup Inc. ...............................   314,500          13,460,600
  Commerce Bancorp Inc. ........................   200,000           7,420,000
  Fannie Mae ...................................   183,000          12,341,520
  Fifth Third Bancorp ..........................   272,900          15,648,086
  Freddie Mac ..................................   255,300          12,961,581
  Goldman Sachs Group Inc. .....................   180,200          15,091,750
  iStar Financial Inc. .........................   377,700          13,786,050
  MBIA Inc. ....................................   275,000          13,406,250
  Morgan Stanley ...............................   299,000          12,782,250
  The PMI Group Inc. ...........................   600,000          16,104,000
  Washington Mutual Inc. .......................   175,000           7,227,500
                                                                  -------------
                                                                   165,842,473
                                                                  -------------

  HEALTH SERVICES 3.1%
  Aetna Inc ....................................   225,000          13,545,000
a Caremark RX Inc. .............................   500,000          12,840,000
a Laboratory Corp. of America Holdings .........   400,000          12,060,000
                                                                  -------------
                                                                    38,445,000
                                                                  -------------

  HEALTH TECHNOLOGY 11.9%
  Abbott Laboratories ..........................   447,900          19,600,104
a Amgen Inc. ...................................   277,000          18,403,880
a Genentech Inc. ...............................   167,400          12,072,888
a IDEC Pharmaceuticals Corp. ...................   175,000           5,950,000
  Johnson & Johnson ............................    40,300           2,083,510
a MedImmune Inc. ...............................    28,100           1,021,997
  Merck & Co. Inc. .............................   364,000          22,040,200
  Pfizer Inc ...................................   782,175          26,711,276
  Schering-Plough Corp. ........................   328,300           6,106,380
a Varian Medical Systems Inc. ..................   175,000          10,074,750
  Wyeth ........................................   565,000          25,735,750
                                                                  -------------
                                                                   149,800,735
                                                                  -------------


18| Annual Report

Franklin Capital Growth Fund
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (CONTINUED)

--------------------------------------------------------------------------------
                                                         SHARES          VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  INDUSTRIAL SERVICES 2.1%
  GlobalSantaFe Corp. ................................   525,000   $  12,253,500
  Halliburton Co. ....................................   598,400      13,763,200
                                                                   -------------
                                                                      26,016,700
                                                                   -------------

  PROCESS INDUSTRIES 2.6%
  Bunge Ltd. .........................................   432,600      12,372,360
  Cabot Corp .........................................   425,000      12,197,500
  Valspar Corp .......................................   200,000       8,444,000
                                                                   -------------
                                                                      33,013,860
                                                                   -------------

  PRODUCER MANUFACTURING 4.1%
  General Electric Co. ...............................   401,000      11,500,680
a Mettler-Toledo International Inc. (Switzerland) ....   475,000      17,408,750
  United Technologies Corp. ..........................   225,000      15,936,750
a Varian Inc. ........................................   175,000       6,067,250
                                                                   -------------
                                                                      50,913,430
                                                                   -------------

  RETAIL TRADE 5.0%
a Bed Bath & Beyond Inc ..............................    25,000         970,250
  Family Dollar Stores Inc. ..........................   400,000      15,260,000
a Kohl's Corp. .......................................    75,000       3,853,500
  Lowe's Cos. Inc. ...................................   200,000       8,590,000
  Ross Stores Inc. ...................................   215,000       9,189,100
  Tiffany & Co. ......................................   350,000      11,438,000
  Wal-Mart Stores Inc. ...............................   240,000      12,880,800
                                                                   -------------
                                                                      62,181,650
                                                                   -------------

  TECHNOLOGY SERVICES 7.6%
a Accenture Ltd., A (Bermuda) ........................   554,200      10,025,478
a Affiliated Computer Services Inc., A ...............    20,000         914,600
  Computer Associates International Inc. .............   248,500       5,536,580
  First Data Corp. ...................................   354,700      14,698,768
  International Business Machines Corp. ..............   100,500       8,291,250
  Microsoft Corp. .................................... 1,076,000      27,556,360
a Oracle Corp. ....................................... 1,002,000      12,044,040
  Paychex Inc. .......................................   550,000      16,120,500
  SAP AG, ADR (Germany) ..............................    30,000         876,600
                                                                   -------------
                                                                      96,064,176
                                                                   -------------

  TRANSPORTATION 3.2%
  C.H. Robinson Worldwide Inc ........................   400,000      14,224,000
  Expeditors International of Washington Inc. ........   425,000      14,722,000
  Southwest Airlines Co. .............................   657,800      11,314,160
                                                                   -------------
                                                                      40,260,160
                                                                   -------------
  TOTAL COMMON STOCKS (COST $954,496,042)                          1,125,824,166
                                                                   -------------

                                                              Annual Report | 19

Franklin Capital Growth Fund
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (CONTINUED)


-----------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------
  CONVERTIBLE BOND (COST $8,715,174) .7%
  FINANCE
  NCO Group Inc., cvt., 4.75%, 4/15/06 .............................  $   9,000,000  $     8,910,000
                                                                                     ----------------
  TOTAL LONG TERM INVESTMENTS (COST $963,211,216) ..................                   1,134,734,166
                                                                                     ----------------


                                                                           SHARES
                                                                        -----------
  SHORT TERM INVESTMENT (COST $127,219,811) 10.1%
b Franklin Institutional Fiduciary Trust Money .....................    127,219,811      127,219,811
                                                                                     ----------------
  Market Portfolio

  TOTAL INVESTMENTS (COST $1,090,431,027) 100.4% ...................                   1,261,953,977
  OTHER ASSETS, LESS LIABILITIES (.4)% .............................                      (4,645,727)
                                                                                     ----------------
  NET ASSETS 100.0% ................................................                 $ 1,257,308,250
                                                                                     ----------------


aNon-income producing
bSee Note 6 regarding investment in the Franklin Institutional Fiduciary Trust Money Market Portfolio.




20| See notes to financial statements. | Annual Report

Franklin Capital Growth Fund
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

Assets:
   Investments in securities:
     Cost .................................................    $ 1,090,431,027
                                                               ----------------
     Value ................................................      1,261,953,977
   Cash ...................................................              1,991
   Receivables:
     Capital shares sold ..................................          1,739,300
     Dividends and interest ...............................            986,509
                                                               ----------------
        Total assets ......................................      1,264,681,777
                                                               ----------------
Liabilities:
   Payables:
     Investment securities purchased ......................          3,968,430
     Capital shares redeemed ..............................          1,106,040
     Affiliates ...........................................          1,425,789
     Shareholders .........................................            372,800
   Other liabilities ......................................            500,468
                                                               ----------------
        Total liabilities .................................          7,373,527
                                                               ----------------
          Net assets, at value ............................    $ 1,257,308,250
                                                               ----------------
Net assets consist of: ....................................
   Undistributed net investment income ....................    $     2,060,984
   Net unrealized appreciation (depreciation) .............        171,522,950
   Accumulated net realized gain (loss) ...................       (283,119,057)
   Capital shares .........................................      1,366,843,373
                                                               ----------------
          Net assets, at value ............................    $ 1,257,308,250
                                                               ----------------





                         Annual Report | See notes to financial statements. | 21

Franklin Capital Growth Fund
FINANCIAL STATEMENTS (CONTINUED)



STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2003

CLASS A:
   Net assets, at value ........................................... $936,927,127
                                                                    ------------
   Shares outstanding .............................................  103,400,569
                                                                    ------------
   Net asset value per sharea .....................................        $9.06
                                                                    ------------
   Maximum offering price per share ($9.06/94.25%) ................        $9.61
                                                                    ------------
CLASS B:
   Net assets, at value ...........................................  $60,231,961
                                                                    ------------
   Shares outstanding .............................................    6,855,611
                                                                    ------------
   Net asset value and maximum offering price per share a .........        $8.79
                                                                    ------------
CLASS C:
   Net assets, at value ........................................... $165,339,288
                                                                    ------------
   Shares outstanding .............................................   19,007,271
                                                                    ------------
   Net asset value per sharea .....................................        $8.70
                                                                    ------------
   Maximum offering price per share ($8.70/99%) ...................        $8.79
                                                                    ------------
CLASS R:
   Net assets, at value ...........................................  $19,255,560
                                                                    ------------
   Shares outstanding .............................................    2,132,361
                                                                    ------------
   Net asset value and maximum offering price per share a .........        $9.03
                                                                    ------------
ADVISOR CLASS:
   Net assets, at value ...........................................  $75,554,314
                                                                    ------------
   Shares outstanding .............................................    8,288,588
                                                                    ------------
   Net asset value and maximum offering price per share ...........        $9.12
                                                                    ------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.




22| See notes to financial statements. | Annual Report

Franklin Capital Growth Fund
FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended June 30, 2003



Investment income:
   Dividends .............................................................. $   12,971,937
   Interest ...............................................................        718,867
                                                                            ---------------
        Total investment income ...........................................     13,690,804
                                                                            ---------------
Expenses:
   Management fees (Note 3) ...............................................      4,586,967
   Distribution fees: (Note 3)
     Class A ..............................................................      1,954,658
     Class B ..............................................................        433,733
     Class C ..............................................................      1,217,554
     Class R ..............................................................         51,688
   Transfer agent fees (Note 3) ...........................................      2,955,668
   Custodian fees .........................................................         10,139
   Reports to shareholders ................................................        131,598
   Registration and filing fees ...........................................        109,025
   Professional fees ......................................................         64,620
   Trustees' fees and expenses ............................................         56,530
   Other ..................................................................         81,425
                                                                            ---------------
        Total expenses ....................................................     11,653,605
                                                                            ---------------
          Net investment income ...........................................      2,037,199
                                                                            ---------------
Realized and unrealized gains (losses): ...................................
   Net realized gain (loss) from investments ..............................   (102,695,663)
   Net unrealized appreciation (depreciation) on investments ..............    115,369,098
                                                                            ---------------
Net realized and unrealized gain (loss) ...................................     12,673,435
                                                                            ---------------
Net increase (decrease) in net assets resulting from operations ........... $   14,710,634
                                                                            ---------------




                         Annual Report | See notes to financial statements. | 23

Franklin Capital Growth Fund
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002


                                                                                          2003                  2002
                                                                                ------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .................................................... $        2,037,199    $        2,685,100
     Net realized gain (loss) from investments ................................       (102,695,663)         (180,724,759)
     Net unrealized appreciation (depreciation) on investments ................        115,369,098          (171,186,813)
                                                                                ------------------------------------------
          Net increase (decrease) in net assets resulting from operations .....         14,710,634          (349,226,472)
   Distributions to shareholders from:
     Net investment income:
        Class A ...............................................................                 --            (1,743,940)
        Class R ...............................................................                 --                  (211)
        Advisor Class .........................................................                 --              (139,798)
     Net realized gains:
        Class A ...............................................................                 --            (4,117,291)
        Class B ...............................................................                 --              (162,143)
        Class C ...............................................................                 --              (736,406)
        Advisor Class .........................................................                 --              (185,906)
     Tax return of capital:
        Class A ...............................................................                 --              (570,340)
        Class R ...............................................................                 --                   (69)
        Advisor Class .........................................................                 --               (45,719)
                                                                                ------------------------------------------
   Total distributions to shareholders ........................................                 --            (7,701,823)
   Capital share transactions: (Note 2)
        Class A ...............................................................         70,102,714            80,723,860
        Class B ...............................................................         15,425,223            24,314,952
        Class C ...............................................................         29,157,367             2,418,963
        Class R ...............................................................         14,214,842             3,920,244
        Advisor Class .........................................................         29,969,712            11,182,037
                                                                                ------------------------------------------
   Total capital share transactions ...........................................        158,869,858           122,560,056
          Net increase (decrease) in net assets ...............................        173,580,492          (234,368,239)
Net assets:
   Beginning of year ..........................................................      1,083,727,758         1,318,095,997
                                                                                ------------------------------------------
   End of year ................................................................ $    1,257,308,250    $    1,083,727,758
                                                                                ------------------------------------------
Undistributed net investment income included in net assets:
   End of year ................................................................ $        2,060,984    $           (3,813)
                                                                                ------------------------------------------



24| See notes to financial statements. | Annual Report

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.



                                                              Annual Report | 25

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.



26| Annual Report

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                         ---------------------------------------------------------------
                                                                 YEAR ENDED JUNE 30,
                                                      2003                              2002a
                                         ---------------------------------------------------------------
                                              SHARES         AMOUNT            SHARES        AMOUNT
                                         ---------------------------------------------------------------
CLASS A SHARES:
Shares sold .............................   25,737,855  $  210,902,196       27,626,724  $  284,485,403
Shares issued on merger (Note 7) ........    3,797,694      35,090,874               --              --
Shares issued in reinvestment of
   distributions ........................           --              --          546,689       5,708,297
Shares redeemed .........................  (21,756,768)   (175,890,356)     (20,484,640)   (209,469,840)
                                         ---------------------------------------------------------------
Net increase ............................    7,778,781  $   70,102,714        7,688,773  $   80,723,860
                                         ---------------------------------------------------------------

CLASS B SHARES:
Shares sold .............................    2,487,866  $   19,933,077        3,194,704  $   32,411,041
Shares issued on merger (Note 7) ........      657,910       5,894,865               --              --
Shares issued in reinvestment of
   distributions ........................           --              --           14,986         153,454
Shares redeemed .........................   (1,328,383)    (10,402,719)        (827,117)     (8,249,543)
                                         ---------------------------------------------------------------
Net increase ............................    1,817,393  $   15,425,223        2,382,573  $   24,314,952
                                         ---------------------------------------------------------------

CLASS C SHARES:
Shares sold .............................    4,551,444  $   36,220,920        4,855,533  $   48,947,191
Shares issued on merger (Note 7) ........    3,423,307      30,364,673               --              --
Shares issued in reinvestment of
   distributions ........................           --              --           67,703         686,411
Shares redeemed .........................   (4,807,128)    (37,428,226)      (4,733,665)    (47,214,639)
                                         ---------------------------------------------------------------
Net increase (decrease) .................    3,167,623  $   29,157,367          189,571  $    2,418,963
                                         ---------------------------------------------------------------

CLASS R SHARES:
Shares sold .............................    1,906,878  $   15,549,629          417,918  $    4,164,125
Shares issued on merger (Note 7) ........       69,752         642,420               --              --
Shares issued in reinvestment of
   distributions ........................           --              --               27             274
Shares redeemed .........................     (238,554)     (1,977,207)         (23,660)       (244,155)
                                         ---------------------------------------------------------------
Net increase (decrease) .................    1,738,076  $   14,214,842          394,285  $    3,920,244
                                         ---------------------------------------------------------------

ADVISOR CLASS SHARES:
Shares sold .............................    2,648,900  $   22,085,843        1,511,552  $   15,471,873
Shares issued on merger (Note 7) ........    1,206,824      11,211,372               --              --
Shares issued in reinvestment of
   distributions ........................           --              --           35,062         367,145
Shares redeemed .........................     (402,440)     (3,327,503)        (450,730)     (4,656,981)
                                         ---------------------------------------------------------------
Net increase ............................    3,453,284  $   29,969,712        1,095,884  $   11,182,037
                                         ---------------------------------------------------------------

aFor the period January 1, 2002 (effective date) to June 30, 2002 for Class R.


                                                              Annual Report | 27

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin Templeton Services LLC. (FT Services), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   MONTH-END NET ASSETS
--------------------------------------------------------------------------------
        .625%         First $100 million
        .500%         Over $100 million, up to and
                      including $250 million
        .450%         In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, 1.00%, and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund's shares, and received contingent deferred sales charges for the period of $1,101,110 and $172,898, respectively.

The Fund paid transfer agent fees of $2,955,668, of which $2,106,101 was paid to Investor Services.


4. INCOME TAXES

At June 30, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $31,505,285. For tax purposes, such losses will be reflected in the year ending June 30, 2004.

At June 30, 2003, the Fund had tax basis capital losses of $336,630,355, including $85,955,014 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:
   2008 .........................................  $   9,547,980
   2009 .........................................     43,114,748
   2010 .........................................    105,264,076
   2011 .........................................    178,703,551
                                                   -------------
                                                   $ 336,630,355
                                                   -------------



28| Annual Report

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                            -------------------------
                                              2003           2002
                                            -------------------------
Distributions paid from:
   Ordinary income ......................    $   --      $ 2,279,238
   Long-term capitalgain ................        --        4,806,457
                                            -------------------------
                                                 --        7,085,695
   Return of capital ....................        --          616,128
                                            -------------------------
                                             $   --      $ 7,701,823
                                            -------------------------

At June 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...................................... $1,094,916,807
                                                           --------------
Unrealized appreciation .................................. $  206,080,427
Unrealized depreciation ..................................    (39,043,257)
                                                           --------------
Net unrealized appreciation .............................. $  167,037,170
                                                           --------------

Undistributed ordinary income ............................ $    2,091,550
Undistributed long term capital gains                                  --
                                                           --------------
Distributable earnings ................................... $    2,091,550
                                                           --------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discount and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2003 aggregated $494,148,672 and $493,501,486, respectively.


6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $861,995 of dividend income from investment in the Sweep Money Fund for the year ended June 30, 2003.

                                                              Annual Report | 29

Franklin Capital Growth Fund
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


7. MERGER

On June 5, 2003, the Fund acquired the net assets of the Franklin Large Cap Growth Fund pursuant to a plan of reorganization approved by the Franklin Large Cap Growth Fund's shareholders. The merger was accomplished by a tax-free exchange of 3,797,694 Class A shares, 657,910 Class B shares, 3,423,307 Class C shares, 69,752 Class R shares, and 1,206,824 Advisor Class shares of the Fund (valued at $9.24, $8.96, $8.87, $9.21, and $9.29, respectively) for the net assets of the Franklin Large Cap Growth Fund which aggregated $83,204,204, including $9,121,276 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger was $1,268,008,422.








30| Annual Report

Franklin Capital Growth Fund
INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CAPITAL GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Capital Growth Fund, formerly Franklin Growth and Income Fund, (the Fund) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003







                                                              Annual Report | 31

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                             LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)      Trustee       Since 1965          105                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)          Trustee       Since 1982          132                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer Director of various companies; and FORMERLY,and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)       Trustee       Since 1989          133                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)          Trustee       Since April 2003    83                       Director, Amerada Hess Corporation
One Franklin Parkway                                                                      (exploration and refining of oil and
San Mateo, CA 94403-1906]                                                                 gas); Hercules Incorporated (chemi-
                                                                                          cals, fibers and resins); Beverly
                                                                                          Enterprises, Inc. (health care); H.J.
                                                                                          Heinz Company (processed foods and
                                                                                          allied products); RTI International
                                                                                          Metals, Inc. (manufacture and distri-
                                                                                          bution of titanium); and Canadian
                                                                                          National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and Assistant to the
President of the FORMERLY, United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department
(1989-1990); and Counselor to the Secretary and Assistant Secretary for Public
Affairs and Public Liaison-United States Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------

32| Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee       Since 1960                    105            Director, The California Center for
One Franklin Parkway                                                                      Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and Chairman, Peregrine
Venture Management FORMERLY, Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)         Trustee       Since 1997                    132            Director, White Mountains Insurance
One Franklin Parkway                                                                      Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                  Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace serv-
                                                                                          ices); and formerly, Director, MCI
                                                                                          Communication Corporation (subse-
                                                                                          quently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.) (communi-
                                                                                          cations services) (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht & Quist Group (investment banking) (1987-1992); and President,
National Association of Securities Dealers, Inc. (1970-1987).


INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                              LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)      Trustee and    Trustee since      132                      None
One Franklin Parkway           Chairman of    1976 and
San Mateo, CA 94403-1906       the Board      Chairman of the
                                              Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 33


----------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (62)    Trustee and   Trustee since   115                        None
One Franklin Parkway             Chief         1982 and
San Mateo, CA 94403-1906         Executive     President and
                                 Officer -     Chief Executive
                                 Investment    Officer -
                                 Management    Investment
                                               Management
                                               since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and offi- cer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment compa- nies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)             Vice          Since 1986      Not Applicable             None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)          Vice          Since 1995      Not Applicable             None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (55)            Senior Vice   Since 2002      Not Applicable             None
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration


Principal Occupation During Past 5 Years:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.



34 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                               LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED    BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)              Vice President Since 2000     Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)           Vice President Since 2000     Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice
President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to
the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)          Vice President Since 2002     Not Applicable              Director, FTI Banque, Arch
600 Fifth Avenue                - AML                                                     Chemicals, Inc. and Lingnan
Rockefeller Center              Compliance                                                Foundation.
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)    Officer        Not Applicable                             None
One Franklin Parkway            Since 2002
San Mateo, CA 94403-1906
Treasurer and Chief Financial

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)          Vice President Since 2000     Not Applicable              None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                              Annual Report | 35

                      This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund 3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government
   Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
  Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
   Products Trust 12


1.Formerly Franklin California Growth Fund.
Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03                                             Not part of the annual report

[LOGO OMITTED]
FRANKLIN(C) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CAPITAL
GROWTH FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDR SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Capital Growth Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


134 A2003 08/03






ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003